Net intangible assets and goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Net intangible assets and goodwill	Net intangible assets and goodwill
Net intangible assets and goodwill consist of the following at year-end:

	2020	2019
Net intangible assets (i)
Computer software cost	$69,999	$75,224
Initial franchise fees	14,223	16,146
Reacquired franchised rights	16,884	13,296
Letter of credit fees	940	940
Others	1,000	1,000
Total cost	103,046	106,606
Total accumulated amortization	(71,601)	(70,345)
Subtotal	31,445	36,261

Goodwill (ii)	2020	2019
Brazil	3,196	4,124
Argentina	1,276	1,585
Chile	1,047	988
Colombia	82	86
Subtotal	5,601	6,783
	$37,046	$43,044

(i)Total amortization expense for fiscal years 2020, 2019 and 2018 amounted to $11,822, $11,580 and $11,310, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $12,581 for 2021, $8,017 for 2022; $2,714 for 2023; $1,768 for 2024; $1,739 for 2025; and thereafter $4,626.
(ii)Related to the acquisition of franchised restaurants (Brazil, Argentina, Chile and Colombia) and non-controlling interests in Chile.